PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets are as follows:

	December 31, 2010	December 31, 2011	December 31, 2011
	RMB	RMB	US$ (Note 3)

Receivable from cost method investee (Note 8 (1))	28,019,115	29,081,174	4,620,533
Accrued interest income	2,602,939	2,689,359	427,296
Prepayments and deposits	19,305,985	17,511,127	2,782,238
Others	14,041,698	16,778,481	2,665,833

	63,969,737	66,060,141	10,495,900